13. Loans (Details - Economic Injury Disaster Loan) (Sept 2020 Note)	Sep. 30, 2020 USD ($)
Debt Disclosure [Abstract]
SBA Loan	$ 405,860
Less: current portion	(150,006)
Long term portion	$ 255,854